Segment Revenue and Expenses - Summary of Earnings (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue from sale of liquified natural gas		$ 16,817	$ 6,962	$ 3,600
Impairment loss			10	5,269
Gains (losses) on change in fair value of derivatives		960	31	31
BHP Petroleum International Pty Ltd [member]
Disclosure of operating segments [line items]
Acquisition related costs paid classified as operating activities	$ 419	357
Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		16,790	6,923
Sub-lease income		27	39
Movement in onerous contract provision, Changes in estimates		245	95	54
Movement in onerous contract provision, Provision used		29	45	41
Costs relating to exit from exploration licences		142
Other trading income			67
Net foreign exchange gain			44
Costs of unsuccessful wells			56
Capitalised costs written off			209
Gain (loss) on hedge ineffectiveness			91
Exit fee			33
Revenue from sale of liquified natural gas		16,817	6,962	3,600
Onerous contract provision				447
Movement in onerous contract provision, Revision of discount rates				5
Impairment loss			(10)	(5,269)
Revaluation gain on assets		427
Variable consideraion		71
Operating segments [member] | Exploration and evaluation assets [member]
Disclosure of operating segments [line items]
Impairment loss				1,557
Operating segments [member] | Oil and gas assets [member]
Disclosure of operating segments [line items]
Impairment loss				3,712
Operating segments [member] | Australia segment [member]
Disclosure of operating segments [line items]
Revenue from sale of liquified natural gas		12,299	5,240	3,421
Impairment loss			$ (10)	(3,971)
Operating segments [member] | Adjustment [member] | Australia segment [member]
Disclosure of operating segments [line items]
Revenue from sale of liquified natural gas				$ 113
Corporates Or Others 2022
Disclosure of operating segments [line items]
Costs of unsuccessful wells		$ 125